Columbia Large Cap Growth Opportunity Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 14.2%
Entertainment 0.7%
TKO Group Holdings, Inc.	50,277	9,748,208
Interactive Media & Services 13.5%
Alphabet, Inc., Class A	360,845	115,535,352
Meta Platforms, Inc., Class A	99,717	64,611,630
Total		180,146,982
Total Communication Services		189,895,190
Consumer Discretionary 14.7%
Automobiles 2.0%
Tesla, Inc.(a)	61,193	26,323,393
Broadline Retail 7.3%
Amazon.com, Inc.(a)	419,698	97,881,968
Hotels, Restaurants & Leisure 3.3%
Expedia Group, Inc.	67,764	17,326,577
Hilton Worldwide Holdings, Inc.	50,893	14,506,032
Royal Caribbean Cruises Ltd.	48,454	12,900,877
Total		44,733,486
Specialty Retail 1.5%
TJX Companies, Inc. (The)	129,286	19,641,129
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	133,068	8,600,185
Total Consumer Discretionary		197,180,161
Consumer Staples 2.6%
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	28,393	25,939,561
Household Products 0.7%
Procter & Gamble Co. (The)	58,541	8,673,434
Total Consumer Staples		34,612,995
Financials 5.1%
Banks 1.2%
Bank of America Corp.	305,048	16,365,825
Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	21,617	17,856,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.6%
Visa, Inc., Class A	102,853	34,398,157
Total Financials		68,620,489
Health Care 9.0%
Biotechnology 3.3%
Exact Sciences Corp.(a)	114,436	11,591,223
Insmed, Inc.(a)	65,109	13,527,697
Merus NV(a)	100,588	9,670,530
Vertex Pharmaceuticals, Inc.(a)	22,077	9,572,808
Total		44,362,258
Health Care Equipment & Supplies 1.5%
Intuitive Surgical, Inc.(a)	34,458	19,760,974
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies Corp.(a)	523,387	10,289,788
Pharmaceuticals 3.5%
Eli Lilly & Co.	43,666	46,961,473
Total Health Care		121,374,493
Industrials 3.5%
Commercial Services & Supplies 1.0%
Cintas Corp.	73,597	13,690,514
Electrical Equipment 0.9%
Eaton Corp. PLC	33,734	11,668,253
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	248,037	21,713,159
Total Industrials		47,071,926
Information Technology 50.0%
Electronic Equipment, Instruments & Components 1.6%
TE Connectivity PLC	94,804	21,439,924
Semiconductors & Semiconductor Equipment 19.6%
Broadcom, Inc.	225,459	90,850,959
NVIDIA Corp.	974,048	172,406,496
Total		263,257,455

Columbia Large Cap Growth Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 22.2%
Atlassian Corp., Class A(a)	74,056	11,072,853
Crowdstrike Holdings, Inc., Class A(a)	41,665	21,214,151
Datadog, Inc., Class A(a)	106,446	17,032,425
Microsoft Corp.	341,435	167,989,434
Oracle Corp.	80,251	16,206,689
Palantir Technologies, Inc., Class A(a)	40,183	6,768,826
Palo Alto Networks, Inc.(a)	115,661	21,990,626
ServiceNow, Inc.(a)	26,702	21,692,972
Synopsys, Inc.(a)	30,952	12,938,246
Total		296,906,222
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	315,967	88,107,398
Total Information Technology		669,710,999
Real Estate 0.6%
Specialized REITs 0.6%
Equinix, Inc.	11,029	8,308,256
Total Real Estate		8,308,256
Total Common Stocks (Cost $746,825,933)		1,336,774,509

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(b),(c)	3,584,404	3,583,329
Total Money Market Funds (Cost $3,582,921)		3,583,329
Total Investments in Securities (Cost: $750,408,854)		1,340,357,838
Other Assets & Liabilities, Net		(192,347)
Net Assets		1,340,165,491
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	5,643,751	140,899,570	(142,959,733)	(259)	3,583,329	(240)	204,628	3,584,404
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Large Cap Growth Opportunity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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